Related Party Transactions Related Party (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 114,866	$ 72,470
Vessel revenue-related party pools	114,866	72,470
Voyage expense- related party	0	147
Vessel operating costs-related party	7,930	6,334
General and administrative expenses-related party	4,032	3,391
Gain (Loss) on Disposition of Assets- Related Party	0	347
Due from related parties	5,514		$ 6,555
Due to related parties	386		366
Prepaid Expense			857
Due from Other Related Parties, Noncurrent	14,921		15,821
Insurance brokerage [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	1,467	1,633
Prepaid Expense	170
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	41,810	31,425
Vessel revenue-related party pools	41,810	31,425
Due from related parties	3,511		3,977
Due from Other Related Parties, Noncurrent	4,380		5,080
Ultramax pool [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	73,056	41,045
Vessel revenue-related party pools	73,056	41,045
Due from related parties	1,750		2,578
Due from Other Related Parties, Noncurrent	10,541		10,741
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Voyage expense- related party	0	147
Gain (Loss) on Disposition of Assets- Related Party	0	(200)
Due to related parties	12		0
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party	6,452	4,693
General and administrative expenses-related party	23	20
Gain (Loss) on Disposition of Assets- Related Party	0	(147)
Due from related parties	253		0
Due to related parties	61		69
Port Agent [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	11	8
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and administrative expenses-related party	3,327	2,548
Due to related parties	313		$ 297
SUK
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 682	$ 823